Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Major Components of Income Tax Expense
The breakdown of the income tax expense by Mexico and Foreign countries for the years ended December 31, 2025, 2024 and 2023, is as follows:

	2025	2024	2023
Current tax expense:
Current year	Ps. 11,504	Ps. 9,569	Ps. 7,604
Deferred tax expense:
Origination and reversal of temporary differences	1,277	394	(44)
Utilization (benefit) of tax losses recognized	(108)	1,805	1,221
Total deferred tax income expense	1,169	2,199	1,177
Total income tax expense in consolidated net income	Ps. 12,673	Ps. 11,768	Ps. 8,781

2025	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 7,176	Ps. 4,328	Ps. 11,504
Deferred tax expense:
Origination and reversal of temporary differences	765	512	1,277
Utilization (benefit) of tax losses recognized	(967)	859	(108)
Total deferred tax	(202)	1,371	1,169
Total income tax expense in consolidated net income	Ps. 6,974	Ps. 5,699	Ps. 12,673

2024	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 6,918	Ps. 2,651	Ps. 9,569
Deferred tax expense:
Origination and reversal of temporary differences	(1)	395	394
Utilization of tax losses recognized	1,019	786	1,805
Total deferred tax	1,018	1,181	2,199
Total income tax expense in consolidated net income	Ps. 7,936	Ps. 3,832	Ps. 11,768

2023	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 5,474	Ps. 2,130	Ps. 7,604
Deferred tax expense:
Origination and reversal of temporary differences	(322)	278	(44)
Utilization of tax losses recognized	238	983	1,221
Total deferred tax	(84)	1,261	1,177
Total income tax expense in consolidated net income	Ps. 5,390	Ps. 3,391	Ps. 8,781

Schedule of Recognized in Consolidated Statement of Other Comprehensive Income
Recognized in Consolidated Statement of Other Comprehensive Income (OCI)

Income tax related to items charged or recognized directly in OCI during the year:	2025	2024	2023
Unrealized loss (gain) on derivative financial instruments	Ps. (637)	Ps. 693	Ps. (236)
Remeasurements of the net defined benefit liability	(260)	(318)	24
Total income tax recognized in OCI	Ps. (897)	Ps. 375	Ps. (212)

Schedule of Deferred Tax Related to Other Comprehensive Income
Balance of income tax included in Accumulated Other Comprehensive Income (AOCI) as of:

Income tax related to items charged or recognized directly in OCI as of year-end:	2025	2024	2023
Unrealized loss (gain) on derivative financial instruments	Ps. (186)	Ps. 455	Ps. (241)
Comprehensive income to be reclassified to profit or loss in subsequent periods	(186)	455	(241)
Remeasurements of the net defined benefit liability	(738)	(524)	(153)
Balance of income tax in AOCI	Ps. (924)	Ps. (69)	Ps. (394)

Schedule of Domestic Tax Rate
A reconciliation between effective income tax rate and Mexican domestic statutory tax rate for the years ended December 31, 2025, 2024 and 2023 follows:

	2025	2024	2023
Mexican statutory income tax rate	30%	30%	30%
Income tax from prior years	0.49%	(0.03)%	(0.37)%
Income on monetary position for subsidiaries in hyperinflationary economies	0.94%	1.19%	2.03%
Annual inflation tax adjustment	1.29%	1.21%	2.08%
Non-deductible expenses	2.87%	2.89%	1.99%
Income taxed at a rate other than the Mexican statutory rate	0.80%	1.28%	1.49%
Effect of restatement of tax values	(2.33)%	(2.85)%	(3.50)%
Effect of change in statutory rate	—%	(0.03)%	(0.60)%
Tax loss (recognition) (1)	—%	0.02%	(1.40)%
Others	0.05%	(1.00)%	(1.22)%
Total	34.11%	32.68%	30.50%

(1) During 2023 an effect of Ps. (409) of deferred tax assets was recognized, for which the Company has certainty of recoverability.

Schedule of Deferred Income Tax
An analysis of the temporary differences giving rise to deferred income tax liabilities (assets) is as follows:

	Consolidated Statement of Financial Position as of		Consolidated Income Statement
	2025	2024	2025	2024	2023
Expected credit losses	Ps. (74)	Ps. (135)	Ps. 58	Ps. (70)	Ps. 15
Inventories	131	100	26	58	5
Prepaid expenses	(31)	22	(53)	2	(4)
Property, plant and equipment, net	(323)	(443)	321	455	314
Other assets	33	35	(6)	203	45
Finite useful lived intangible assets	(212)	(121)	(85)	(120)	1
Indefinite lived intangible assets	1,238	1,386	(141)	260	591
Post-employment and other non-current employee benefits	(321)	(388)	75	45	(2)
Derivative financial instruments	44	(50)	94	(126)	73
Contingencies	(510)	(607)	80	290	(96)
Employee profit sharing payable	(770)	(667)	103	134	174
Tax loss carryforwards	(3,820)	(3,717)	(107)	1,805	1,221
Tax credits to recover (1)	(197)	(399)	202	326	342
Cumulative other comprehensive income	(922)	(69)	(901)	375	(211)
Liabilities of amortization of goodwill of business acquisition	5,394	5,322	72	(252)	(543)
Leases liabilities, net	(80)	(75)	(4)	(39)	(28)
Other	(1,405)	(2,086)	1,435	(1,147)	(720)
Deferred tax (income)			Ps. 1,169	Ps. 2,199	Ps. 1,177

Deferred tax, asset	Ps. (6,805)	Ps. (6,209)
Deferred tax, liability	4,980	4,317
Deferred income taxes, net	Ps. (1,825)	Ps. (1,892)

(1) Corresponds to income tax credits from dividends received from foreign operations to be recovered the next year.

Schedule of Changes in Net Deferred Income Tax Asset
The changes in the balance of the net deferred income tax assets are as follows:

	2025	2024	2023
Balance at beginning of the period	Ps. (1,892)	Ps. (4,450)	Ps. (5,136)
Deferred tax provision for the period	1,169	2,199	1,177
Effects in equity:
Unrealized loss (gain) on derivative financial instruments	(637)	693	(236)
Cumulative translation effect and inflation adjustment	(205)	(16)	(279)
Remeasurements of the net defined benefit liability	(260)	(318)	24
Balance at end of the period	Ps. (1,825)	Ps. (1,892)	Ps. (4,450)

Schedule of Tax Loss Carryforwards	The tax loss carryforwards for which a deferred tax asset has been recorded and their corresponding years of expiration are as follows:

Tax Loss Carryforwards amounts in millions
2030	Ps. 2,884
2031	1
2032	1
2033	1
2034 and thereafter	3,242
No expiration (Brazil)	5,826
Total	Ps. 11,955

Summary of Changes in Balance of Tax Loss Carryforwards
The changes in the balance of tax loss carryforwards are as follows:

	2025	2024	2023
Balance at beginning of the period	Ps. 11,271	Ps. 17,557	Ps. 22,000
Increase (1)	3,249	266	2,002
Usage of tax losses	(2,551)	(5,939)	(5,685)
Effect of foreign currency exchange rates	(14)	(613)	(760)
Balance at end of the period	Ps. 11,955	Ps. 11,271	Ps. 17,557
.

(1)During 2023 the Company recognized tax loss carryforwards from previous years, which are shown under the item of increases, together with the tax loss carryforwards generated in the same years